As filed with the Securities and Exchange Commission on April 23, 1997.

                                                                     File Nos.
                                                                     33-26051
                                                                     811-5709

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No. _____

   Post-Effective Amendment No.  9                            ( X )

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  10                                          ( X )

                      FRANKLIN GOVERNMENT SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (415) 312-2000

        Deborah R. Gatzek, 777 Mariners Island Blvd., San Mateo, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)

[ ]immediately upon filing pursuant to paragraph (b)
[X]on May 1, 1997 pursuant to paragraph (b)
[ ]60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ]75 days after filing pursuant to paragraph (a)(ii)
[ ]on (date), pursuant to paragraph (a)(ii) of Rule 485

Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 26, 1997.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     FRANKLIN GOVERNMENT SECURITIES TRUST
                            CROSS REFERENCE SHEET
                                  FORM N-1A


N-1A
Item No.         Item                           Location

      Part A:  Information Required in Prospectus

   1.            Cover Page                     Cover Page

   2.            Synopsis                       N/A

   3.            Condensed Financial            "Financial Highlights"
                 Information

   4.            General Description of         "About the Fund";"General
                 Registrant                     Information"; "Useful Terms and
                                                Definitions";" Investment
                                                Objectives and Policies of the
                                                Fund"

   5.            Management of the Fund         "Management of the Fund"

   5A.           Management's Discussion of     The response to this item is
                 Fund Performance               contained in the Registrant's
                                                Annual Report to Shareholders

   6.            Capital Stock and Other        "Distributions"; "Tax
                 Securities                     Considerations"

   7.            Purchase of Securities Being   "How to Buy Shares of the Fund";
                 Offered                        "Valuation of Fund Shares"

   8.            Redemption or Repurchase       "How to Sell Shares of the
                                                Fund"; "General Information"

   9.            Pending Legal Proceedings      Not Applicable


                     FRANKLIN GOVERNMENT SECURITIES TRUST
                       Part B: Information Required in
                     Statement of Additional Information

10.              Cover Page                   Cover Page

11.              Table of Contents            Contents

12.              General Information and      "How Does the Fund Invest Its
                 History                      Assets?"

13.              Investment Objectives        "How Does the Fund Invest Its
                                              Assets?"

14.              Management of the Fund       "Officers and Trustees"

15.              Control Persons and          "Officers and Trustees"
                 Principal Holders of
                 Securities

16.              Investment Advisory and      "Investment Advisory and Other
                 Other Services               Services"

17.              Brokerage Allocation         "How Does the Fund Purchase
                                              Securities For Its Portfolio?"

18.              Capital Stock and Other      "General"
                 Securities

19.              Purchase, Redemption and     "Redemption of Fund Shares"; "How
                 Pricing of Securities        Are Fund Shares Valued?"
                 Being Offered

20.              Tax Status                   "General"

21.              Underwriters                 N/A

22.              Calculation of Performance   N/A
                 Data

23.              Financial Statements         "Financial Statements"




                               Franklin Government
                                Securities Trust
                          777 Mariners Island Boulevard
                                  P.O. Box 7777
                        San Mateo, California 94403-7777
                                 1-800/DIAL BEN
--------------------------------------------------------------------------------



Franklin Government Securities Trust ("Trust" or "Fund") is a diversified, open-end management investment company. Its primary investment objective is to earn income through investments in obligations of the U.S. government or its agencies or instrumentalities. Other than investments in short-term U.S. Treasury securities, the Fund currently intends to invest solely in obligations of the Government National Mortgage Association.

Shares of the Fund are being offered only to Aetna Life Insurance and Annuity Company ("Aetna") for allocation to certain of its separate accounts established for the purpose of funding variable annuity contracts issued by Aetna. The Fund may not be available in connection with a particular policy or contract or in a particular state. Investors should read the appropriate Aetna separate account prospectus that accompanies this trust prospectus for important information about the Aetna variable annuity contract, including fees, expenses and any restrictions on purchases.

This Prospectus contains information that investors should know before investing in the Fund. Investors should retain it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated May 1, 1997, which may be amended from time to time. It includes more information about the procedures and policies of the Fund. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. For a free copy, call or write the Fund at the telephone number or address shown above.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES, OR INSURANCE COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES OR INSURANCE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this prospectus.

                                   Prospectus
                                   May 1, 1997





CONTENTS
                                                          Page

Financial Highlights                                       3

About the Fund                                             4

Investment Objectives And Policies of the Fund             4

Management of the Fund                                     5

Distributions                                              6

Tax Considerations                                         6

How to Buy Shares of the Fund                              6

How to Sell Shares of the Fund                             7

Valuation of Fund Shares                                   7

General Information                                        7

Useful Terms and Definitions                               8








FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's SAI. The remaining figures, which are also audited, are not covered by the auditors' report. For a free copy please call 1-800-DIAL BEN.

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                         1996       1995       1994      1993       1992       1991      1990       1989*
---------------------------------------------------------------------------------------------------------------------------

Per share operating performance**
Net asset value,
 beginning of year                      $13.35    $12.05     $13.30     $13.26    $13.01     $11.72     $10.89    $10.00
Net investment income                     0.84      0.67       0.85       0.65      0.80       0.61       0.58      0.36
Net realized and unrealized
 gain (loss)                              (.3396)   1.4216    (1.3463)     .3385     .1602     1.1939      .5068     .5300
Total from investment operations          0.5004    2.0916     (.4963)     .9885     .9602     1.8039     1.0868     .8900
Less Distributions:
Dividends from undistributed
 net investment income                   (0.6904)  (0.7916)    (.7537)    (.7459)   (.7102)    (.5139)    (.2560)       --
Distributions from
 net capital gains.                           --         --         --    (.2026)        --        --     (.0008)       --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                      (0.6904)  (0.7916)    (.7537)    (.9485)   (.7102)    (.5139)    (.2568)       --
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year            $13.16    $13.35     $12.05     $13.30    $13.26     $13.01     $11.72    $10.89
---------------------------------------------------------------------------------------------------------------------------
Total return***                           4.07%    17.70%     (3.75%)     7.59%     7.66%     15.87%     10.23%     8.90%
---------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data
Net assets, end of year in (000)         $23,365    $22,491   $15,242   $16,568    $11,815    $8,641     $3,922    $1,294
Ratio of expenses to
 average net assets+                      0.70%     0.62%      0.63%      0.62%     0.29%      0%         0%        0%
Ratio of net income to
 average net assets                       6.66%     6.78%      6.85%      6.68%     7.75%      8.74%      9.17%     8.63%++
Portfolio turnover rate                  10.25%     7.50%     13.97%     39.02%    49.71%      7.00%      6.56%      .87%

*For the period February 15, 1989 (effective date) to December 31, 1989.

**Selected data for a share of beneficial interest outstanding throughout the year.

***Total Return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at net asset value. Total return figures do not include charges applied under the Contracts. Inclusion of such figures would reduce the total return figures for all periods shown. +During the years indicated below, Franklin Advisers, Inc., ("Advisers") the investment manager agreed in advance to reduce its management fees and reimbursed other expenses incurred by the Fund. Had such action not been taken, the ratios of operating expenses to average net assets would have been as follows:


                                                      Ratio of expenses
                                                     to average net assets
-------------------------------------------------------------------------------

                              1989*                          2.36%++
                              1990                            .95
                              1991                           1.22
                              1992                            .92
                              1993                            .83
                              1994                            .78
                              1995                            .76
                              1996                            .70
++Annualized





ABOUT THE FUND
The Fund is a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on October 21, 1988, and registered with the SEC under the 1940 Act.

Shares of the Fund are sold only to a separate account ("Separate Account") of Aetna Life Insurance and Annuity Company ("Aetna") to fund the benefits under variable annuity contracts ("Contracts") issued by Aetna which qualify as "pension plan contracts" under Section 818(a) of the Code. The Separate Account will invest in the Fund as directed by Contract Holders or Participants, as appropriate. (See "How to Buy Shares of the Fund")


INVESTMENT OBJECTIVES AND POLICIES OF THE FUND
The investment objective of the Fund is to earn income through investments in a portfolio limited to securities which are obligations of the U.S. government or its agencies or instrumentalities. The objective is a fundamental policy of the Fund and may not be changed without Contract Holder approval. Of course, there is no assurance that the Fund's objective will be achieved. U.S. government securities include, but are not limited to, U.S. Treasury Bonds, Notes and Bills, Treasury Certificates of Indebtedness and securities issued by agencies or instrumentalities of the U.S. government. Other than investments in short-term U.S. Treasury securities, the assets of the Fund are currently intended to be invested solely in obligations ("GNMA", or "Ginnie Maes") of the Government National Mortgage Association (the "Association").

Information about GNMAs

GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMAs differ from other bonds in that principal may be paid back on an unscheduled basis rather than returned in a lump sum at maturity. The Fund will purchase GNMAs for which principal and interest are guaranteed. The Fund also purchases "adjustable rate" GNMAs and may also purchase other types of securities which may be issued with the Association's guarantee.

The Association's guarantee of payment of principal and interest on GNMAs is backed by the full faith and credit of the United States Government. The Association may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Of course, this guarantee does not extend to the market value or yield of the GNMAs or the net asset value or performance of the Fund, which will fluctuate daily with market conditions.

Payments to holders of GNMAs consist of the monthly distributions of interest and principal less the Association's and issuers' fees. The portion of the monthly payment which represents a return of principal will be reinvested by the Fund in securities which may bear interest at a rate higher or lower than the obligation from which the principal payment was received.

When mortgages in the pool underlying a GNMA are prepaid by borrowers or as a result of foreclosure, such principal payments are passed through to the GNMA holders, such as the Fund. Accordingly, a GNMA's life is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to accurately predict the life of a particular GNMA.

GNMA Risks. GNMA yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a GNMA will generally decline. In a period of declining interest rates, however, it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of GNMAs as compared to the increases experienced by noncallable debt securities over the same periods. Moreover, any premium paid on the purchase of a GNMA will be lost if the obligation is prepaid. Of course, price changes of GNMAs and other securities held by the Fund will have a direct impact on the net asset value per share of the Fund.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable and may happen again in the future.

The Fund's investments are continually monitored and changes are made as market conditions warrant. However, the Fund does not engage in the trading of securities for the purpose of realizing short-term profits.

Other Policies of the Fund

To-Be-Announced and Delayed Delivery Transactions. The Fund may purchase and sell GNMA Certificates on a "To-Be-Announced" ("TBA") and "delayed delivery" basis. These transactions are arrangements under which the Fund may purchase securities with payment and delivery scheduled for a future time up to 60 days after purchase. The transactions are subject to market fluctuation and the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. In TBA and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss price or yield considered advantageous. Securities purchased on a TBA or "delayed delivery" basis do not generally earn interest until their scheduled delivery date. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in TBA and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

Repurchase Agreements. The Fund may engage in repurchase transactions in which the Fund purchases a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by the Fund's investment manager. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Fund by a custodian approved by the Board and will be held pursuant to a written agreement.

The Fund is subject to a number of additional investment restrictions, some of which may be changed only with the approval of shareholders which limit its activities to some extent. For a list of these restrictions and more information about the policies discussed herein, please see "Investment Objectives and Policies of the Fund" and "Investment Restrictions" in the SAI.


MANAGEMENT OF THE FUND
The Board. The Board overseas the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

Investment Manager. Franklin Advisers, Inc. ("Advisers"), manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other Funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $184 billion in assets. Please see "Investment Advisory and Other Services" and "General Information" in the SAI for further information on securities transactions and a summary of the Fund's Code of Ethics.

Management Team. The team responsible for the day-to-day management of the Fund's portfolio is Jack Lemein, Roger Bayston and Anthony Coffey, all of whom have managed the Fund since inception.

Jack Lemein
Senior Vice President and Portfolio Manager of Advisers

Mr. Lemein holds a Bachelor of Science degree in finance from the University of Illinois. He has been in the securities industry since 1967 and with Advisers or an affiliate since 1984. He is a member of several securities industry-related associations.

Roger Bayston
Portfolio Manager of Advisers

Mr. Bayston is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned his Bachelor of Science degree from the University of Virginia. He has been with Advisers or an affiliate since earning his MBA degree in 1991.

Anthony Coffey
Portfolio Manager of Advisers

Mr. Coffey is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned a Bachelor of Arts degree in applied mathematics and economics from Harvard University. Mr. Coffey has been with Advisers or an affiliate since 1989. He is a member of several securities industry-related associations.

Management Fees. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.63% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers, before any advance waiver, totaled 0.70% of the average daily net assets of the Fund. The fee waiver did not reduce the total expenses paid as a percentage of net assets. This arrangement may be terminated at any time upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, consistent with internal policies, it may consider research and related services and the sale of Fund shares, as well as shares of other Funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Purchase Securities For Its Portfolio?" in the SAI.

Administrative Services. Advisers, out of its own resources and not as a separate expense of the Fund, may pay Aetna a fee equal to 0.15% per annum of the average daily net assets of the Fund, for performing certain Contract Holder administrative services in connection with the operation of the Fund.

Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


DISTRIBUTIONS

The Fund will declare and pay to the Aetna separate account (the "separate account") shareholder once each year following the close of the calendar year
(i) all of its net investment income (which includes interest received on the Fund's Investments less expenses incurred in the Fund's operations) and (ii) all net realized short-term and long-term capital gains, if any, of the Fund during the preceding calendar year.

All distributions, whether from net capital gains or net investment income, will be paid in the form of additional shares of the Fund at net asset value. Because the value of the Fund's shares is based directly on the amount of its net assets, including any undistributed net income, any distribution of income or capital gains will result in a decrease in the value of the Fund's shares equal to the amount of the distribution. The price of the Fund's shares is quoted ex-dividend on the record date.


TAX CONSIDERATIONS
The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes. The Fund is exempt from and does not intend to satisfy the additional diversification requirements of Section 817(h) of the Code because all of its shares will be held under variable annuity contracts that qualify as "pension plan contracts" in connection with Section 818(a) of the Code.

The Fund is not subject to any federal excise tax on undistributed income because its shares are held exclusively by a segregated asset account of an insurance company in connection with variable contracts.

Dividends and distributions made by the Fund to Aetna are taxable, if at all, to Aetna; they are not taxable to variable annuity contract holders or participants. Information on the tax aspects of variable annuity Contracts is found in the Aetna Separate Account Prospectus.


HOW TO BUY SHARES OF THE FUND

Shares of the Fund are sold only to a Separate Account of Aetna Life Insurance and Annuity Company to fund the benefits under variable annuity contracts issued by Aetna which qualify as "pension plan contracts" under the Code.

Aetna purchases shares of the Fund for the Separate Account using premiums allocated to the Fund by the Contract Holders or Participants. Shares are purchased by the Separate Account at the net asset value next determined after the Fund receives the purchase payment in good order and are credited in the form of full and fractional shares (rounded to the nearest 1/1000 of a share).

The Fund does not issue share certificates. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Contracts issued by Aetna.


HOW TO SELL SHARES OF THE FUND

Aetna redeems shares of the Fund to make benefit or surrender payments under the terms of its variable annuity Contracts. Redemptions are processed on any day on which the Fund is open for business (each day the Exchange is open) and are effected at the Fund's net asset value next determined after the Fund receives a redemption request in acceptable form.

Payment for redeemed shares will be made within seven days after receipt of the redemption in proper form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. Redemptions are taxable events and the amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares depending upon the fluctuations in the market value of the assets owned by the Fund.


VALUATION OF FUND SHARES
The net asset value per share of the Fund is determined as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading.

The net asset value per share of the Fund is determined by deducting the aggregate gross value of all liabilities from the aggregate gross value of all assets, and then dividing the difference by the number of shares outstanding. Assets in the Fund's portfolio are valued as described under "How Are Fund Shares Valued?" in the SAI.


GENERAL INFORMATION
The Agreement and Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, which may be issued in any number of series and classes. As of the date of this Prospectus, only one series of the Trust had been created with only one class of shares. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion, or sinking rights. Shares of the Trust have equal and exclusive rights as to dividends and distributions declared by the Trust and the net assets of the Trust upon liquidation or dissolution.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the trustees. If this happens, holders of the remaining shares voting will not be able to elect any Trustees.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the trustees in their discretion or by shareholders holding at least ten percent of the outstanding shares of the Trust. The Separate Account, as the Fund's sole shareholder, has the right to vote Fund shares at any meeting of shareholders; however, the Separate Account will vote Fund shares in accordance with instructions received from Contract Holders. See, "Voting Rights" in the Separate Account Prospectus.

The management agreement between the Trust and Advisers includes a distribution or "Rule 12b-1" plan ("Plan"). However, no payments are to be made by the Fund as a result of the Plan. The Fund does not make payments other than payments which the Fund is otherwise obligated to make pursuant to the then effective management agreement or as incurred in the ordinary course of its business. To the extent any of the foregoing are nevertheless deemed indirectly to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to have been made pursuant to the plan. In connection with their approval of the management agreement, the Board, including a majority of the non-interested Trustees, determined that in the exercise of their reasonable business judgment, and in light of their fiduciary duties, there is a reasonable likelihood that the implementation of the Plan will benefit the Fund and the Contract Holders and Participants whose payments have indirectly been invested in the Fund.

No payments have been made pursuant to the Plan from its adoption through the fiscal year ended December 31, 1996. (For further details of this Plan, see the SAI.)

Any questions or communications regarding a Contract Holder's or a Participant's account should be directed to Aetna Life Insurance and Annuity Company at the address shown on the cover of the product prospectus.


USEFUL TERMS AND DEFINITIONS
Advisers - Franklin Advisers, Inc., the Fund's investment manager.

Board - The Board of Trustees of the Trust.

Code - Internal Revenue Code of 1986, as amended.

Exchange - New York Stock Exchange.

FT Services - Franklin Templeton Services, Inc. the Fund's administrator.

Net asset value (NAV) - the value of the Fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information.

SEC - Securities and Exchange Commission.

U.S. - United States.




                      FRANKLIN GOVERNMENT SECURITIES TRUST
                            777 Mariners Island Blvd.
                                 P. O. Box 7777
                        San Mateo, California 94403-7777
                                  800/DIAL BEN
                       Statement of Additional Information
                                   May 1, 1997


Contents                                                        Page

How Does the Fund Invest Its Assets?                            B-2

Investment Restrictions                                         B-2

Officers and Trustees                                           B-3

Investment Advisory and Other Services                          B-5

How Does the Fund Purchase Securities For Its Portfolio?        B-6

How Are Fund Shares Valued?                                     B-7

Redemption of Fund Shares                                       B-7

General                                                         B-7

Financial Statements                                            B-9



A Prospectus for the Franklin Government Securities Trust ("Trust" or "Fund") dated May 1, 1997, as may be amended from time to time, contains the basic information an investor should know before investing in the Fund and may be obtained without charge from the Fund at the address listed above.

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read, in conjunction with the Prospectus.

Shares of the Fund are offered only to Aetna Life Insurance and Annuity Company ("Aetna") for allocation to a separate account ("Separate Account") established for the purpose of funding variable annuity contracts ("Contracts") issued by Aetna which qualify as "pension plan contracts" under the Internal Revenue Code of 1986, as amended (the "Code").

How Does the Fund Invest Its Assets?
As discussed in the Prospectus, the Fund's investment objective is to earn income through investments in securities which are obligations of the U.S. government or its agencies or instrumentalities.

Illiquid Investments. It is the policy of the Fund that illiquid securities (securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities) may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the Fund.

Securities Lending. The Fund does not loan its securities.

Foreign Securities. The Fund does not acquire securities of foreign issuers.

Portfolio Turnover

In the fiscal years ended December 31, 1995 and December 31, 1996, the Fund's portfolio turnover rates were 7.50% and 10.25% respectively.

Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. The Fund may not:

 1. Borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes, and a pledge of assets therefor, may be made from banks in an amount up to 5% of total asset value.

 2. Buy any securities on "margin" or sell any securities "short."

 3. Lend any funds or other assets, except by the purchase of bonds, debentures, notes, to-be-announced securities or other debt securities authorized by its investment policies.

 4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 6. Purchase the securities of any issuer (other than U.S. government securities) which would result in the Fund owning more than 10% of any class of the outstanding voting securities of such issuer.

 7. Purchase from or sell to its officers or trustees, or any firm of which an officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer, if to the knowledge of the Fund, one or more of its officers, trustees or investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

 8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs.

 9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies.

11. Invest its assets in a manner which does not comply with the income source and investment diversification requirements of the Code in order to qualify as a regulated investment company thereunder.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without the approval of a majority of its outstanding shares) not to engage in joint or joint and several trading accounts in securities, except that the Fund may participate with other investment companies in the Franklin Templeton Funds in a joint account to engage in repurchase transactions, and may combine orders to purchase or sell securities with orders from other persons to obtain lower brokerage commissions.


Officers and Trustees

The Board of Trustees (the "Board") has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The trustees, in turn, elect the officers of the Fund who are responsible for administering day-to-day operations of the Fund. The affiliations of the officers and trustees and their principal occupations for the past five years are listed below. Trustees who are deemed to be "interested persons" of the Fund, as defined in the 1940 Act, are indicated by an asterisk (*).

                               Positions and           Principal Occupations
  Name, Address, and Age       Offices with the Trust  During Past Five Years
--------------------------------------------------------------------------------

  Frank H. Abbott, III (76)            Trustee
  1045 Sansome St.
  San Francisco, CA 94111

                                             President and Director, Abbott
                                             Corporation (an investment
                                             company); and director, trustee or
                                             managing general partner, as the
                                             case may be, of 32 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.

--------------------------------------------------------------------------------
  Harris J. Ashton (64)                Trustee
  General Host Corporation
  Metro Center, 1 Station Place
  Stamford, CT 06904-2045


                                             President, Chief Executive Officer
                                             and Chairman of the Board, General
                                             Host Corporation (nursery and craft
                                             centers); Director, RBC Holdings,
                                             Inc. (a bank holding company) and
                                             Bar-S Foods (a meat packing
                                             company); and director, trustee or
                                             managing general partner, as the
                                             case may be, of 56 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.


--------------------------------------------------------------------------------
* Harmon E. Burns (52)                 Vice President
  777 Mariners Island Blvd.            and Trustee
  San Mateo, CA 94404

                                             Executive Vice President, Secretary
                                             and Director, Franklin Resources,
                                             Inc.; Executive Vice President and
                                             Director, Franklin Templeton
                                             Distributors, Inc.; Executive Vice
                                             President, Franklin Advisers, Inc.
                                             and Franklin Templeton Services,
                                             Inc.; Director, Franklin/Templeton
                                             Investor Services, Inc.; officer
                                             and/or director, as the case may
                                             be, of most of the other
                                             subsidiaries of Franklin Resources,
                                             Inc.; and officer and/or director
                                             or trustee of 61 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds.

--------------------------------------------------------------------------------
  S. Joseph Fortunato (64)
  Park Avenue at Morris County
  P. O. Box 1945
  Morristown, NJ 07962-1945


                                             Member of the law firm of Pitney,
                                             Hardin, Kipp & Szuch; Director of
                                             General Host Corporation; director,
                                             trustee or managing general
                                             partner, as the case may be, of 58
                                             of the investment companies in the
                                             Franklin Templeton Group of Funds.

--------------------------------------------------------------------------------
  David W. Garbellano (82)             Trustee
  111 New Montgomery St., #402
  San Francisco, CA 94105


                                             Private Investor; Assistant
                                             Secretary/Treasurer and Director,
                                             Berkeley Science Corporation (a
                                             venture capital company); and
                                             director, trustee or managing
                                             general partner, as the case may
                                             be, of 31 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds.

--------------------------------------------------------------------------------
* Charles B. Johnson (64)              Chairman of
  777 Mariners Island Blvd.            the Board
  San Mateo, CA 94404                  and Trustee

                                             President and Director, Franklin
                                             Resources, Inc.; Chairman of the
                                             Board and Director, Franklin
                                             Advisers, Inc. and Franklin
                                             Templeton Distributors, Inc.;
                                             Director, Franklin/Templeton
                                             Investor Services, Inc. and General
                                             Host Corporation; and officer
                                             and/or director, trustee or
                                             managing general partner, as the
                                             case may be, of most other
                                             subsidiaries of Franklin Resources,
                                             Inc. and of 57 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds.

--------------------------------------------------------------------------------
* Rupert H. Johnson, Jr. (56)          President
  777 Mariners Island Blvd.            and Trustee
  San Mateo, CA 94404

                                             Executive Vice President and
                                             Director, Franklin Resources, Inc.
                                             and Franklin Templeton
                                             Distributors, Inc.; President and
                                             Director, Franklin Advisers, Inc.;
                                             Senior Vice President and Director,
                                             Franklin Advisory Services, Inc.
                                             and Franklin Investment Advisory
                                             Services, Inc.; Director,
                                             Franklin/Templeton Investor
                                             Services, Inc.; and officer and/or
                                             director, trustee or managing
                                             general partner, as the case may
                                             be, of most of the other
                                             subsidiaries of Franklin Resources,
                                             Inc. and of 61 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds.

--------------------------------------------------------------------------------

  Frank W. T. LaHaye (68)              Trustee
  20833 Stevens Creek Blvd.
  Suite 102
  Cupertino, CA 95014

                                             General Partner, Peregrine
                                             Associates and Miller & LaHaye,
                                             which are General Partners of
                                             Peregrine Ventures and Peregrine
                                             Ventures II (venture capital
                                             firms); Chairman of the Board and
                                             Director, Quarterdeck Office
                                             Systems, Inc. (software firm);
                                             Director, FischerImaging
                                             Corporation (medical imaging
                                             systems); and director or trustee,
                                             as the case may be, of 27 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.

--------------------------------------------------------------------------------
  Gordon S. Macklin (68)               Trustee
  8212 Burning Tree Road
  Bethesda, MD 20817

                                             Chairman, White River Corporation
                                             (information and financial
                                             services); Director, Fund American
                                             Enterprises Holdings, Inc.
                                             (financial services), MCI
                                             Communications Corporation, CCC
                                             Information Services Group, Inc.
                                             (information services), MedImmune,
                                             Inc. (biotechnology), Source One
                                             Mortgage Services Corporation
                                             (financial services), Shoppers
                                             Express (home shopping), Spacehab,
                                             Inc. (aerospace services); and
                                             director, trustee or managing
                                             general partner, as the case may
                                             be, of 53 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds; formerly Chairman,
                                             Hambrecht and Quist Group (venture
                                             capital and investment banking);
                                             Director, H & Q Healthcare
                                             Investors (investment trust); and
                                             President, National Association of
                                             Securities Dealers, Inc.

--------------------------------------------------------------------------------

  Martin L. Flanagan (36)              Vice President
  777 Mariners Island Blvd.            and Chief
  San Mateo, CA 94404                  Financial Officer

                                             Senior Vice President, Chief
                                             Financial Officer and Treasurer,
                                             Franklin Resources, Inc.;
                                             President, Franklin Templeton
                                             Services, Inc.; Executive Vice
                                             President, Templeton Worldwide,
                                             Inc.; Senior Vice President and
                                             Treasurer, Franklin Advisers, Inc.
                                             and Franklin Templeton
                                             Distributors, Inc.; Senior Vice
                                             President, Franklin/Templeton
                                             Investor Services, Inc.; Treasurer,
                                             Franklin Advisory Services, Inc.
                                             and Franklin Investment Advisory
                                             Services, Inc.; officer of most of
                                             the other subsidiaries of Franklin
                                             Resources, Inc.; and officer,
                                             director and/or trustee of 61 of
                                             the investment companies in the
                                             Franklin Templeton Group of Funds.

--------------------------------------------------------------------------------

  Deborah R. Gatzek (48)               Vice President
  777 Mariners Island Blvd.            and Secretary
  San Mateo, CA 94404

                                             Senior Vice President and General
                                             Counsel, Franklin Resources, Inc.;
                                             Senior Vice President, Franklin
                                             Templeton Services, Inc.and
                                             Franklin Templeton Distributors,
                                             Inc.; Vice President, Franklin
                                             Advisers, Inc., Franklin Advisory
                                             Services, Inc., Franklin Investment
                                             Advisory Services, Inc., and
                                             officer of 61 of the investment
                                             companies in the Franklin Templeton
                                             Group of Funds.

--------------------------------------------------------------------------------

  Diomedes Loo-Tam (58)                Treasurer and
  777 Mariners Island Blvd.            Principal
  San Mateo, CA 94404                  Accounting Officer

                                             Employee of Franklin Advisers,
                                             Inc.; and officer of 38 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.

--------------------------------------------------------------------------------

The preceding table also indicates those officers and trustees who are "affiliated persons" of Distributors and the investment manager, as defined in the 1940 Act. Trustees not affiliated with the investment manager ("nonaffiliated trustees") may be but are not currently, paid fees or expenses incurred in connection with attending meetings. As indicated above, certain of the Trust's nonaffiliated trustees also serve as directors, trustees or managing general partners of other investment companies in the Franklin Group of Funds and the Templeton Group of Funds (the "Franklin Templeton Group of Funds") from which they may receive fees for their services. The following table indicates the total fees paid to nonaffiliated trustees by other funds in the Franklin Templeton Group of Funds.

                                                          Number of Boards
                                        Total Fees         in the Franklin
                                     Received from the    Templeton Group
                                    Franklin Templeton    of Funds on Which
Name                                  Group of Funds*       Each Serves**
------------------------------------------------------------------
Frank Abbott......................      $165,236                 32
Harris Ashton ....................      $224,316                 56
Joseph S. Fortunato ..............      $241,136                 58
David Garbellano .................      $148,916                 31
Frank LaHaye .....................      $139,233                 27
Gordon Macklin ...................      $216,266                 53

*For the calendar year ended December 31, 1996.

**The number of boards is based on the number of registered investment companies in the Franklin Templeton Group of Funds and does not include the total number of series or funds within each investment company for which the trustees are responsible. The Franklin Templeton Group of Funds currently includes 62 registered investment companies, consisting of approximately 170 U.S. based funds or series.

Nonaffiliated trustees are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or trustee received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other Funds in the Franklin Templeton Group of Funds. Certain officers or trustees who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Investment Advisory and Other Services
Investment Manager and Services Provided. The Fund's investment manager is Franklin Advisers, Inc. ("Advisers"). Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies or funds or other clients pursuant to management agreements with each fund. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, purchasing or selling any security that Advisers and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund. Furthermore, Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. See "General - Summary of Code of Ethics."

Management Fee. The Fund is obligated to pay Advisers a monthly fee for its services based upon the Fund's average net assets. The fee for the Fund is to be computed and accrued daily and paid monthly at the annual rate of:

 .625 of 1% of the value of average daily net assets up to and including $100,000,000;

 .50 of 1% of the value of average daily net assets over $100,000,000 up to and including $250,000,000;

 .45 of 1% of the value of average daily net assets over $250,000,000 up to and including $10,000,000,000;

 .44 of 1% of the value of average daily net assets over $10,000,000,000 up to and including $12,500,000,000;

 .42 of 1% of the value of average daily net assets over $12,500,000,000 up to and including $15,000,000,000; and

 .40 of 1% of the value of average daily net assets over $15,000,000,000.

Advisers agreed in advance to waive a portion of its management fees. For the fiscal years ended December 31, 1994, 1995 and 1996, management fees, before any advance waiver, were $99,092 $114,871, and $148,596, respectively. Management fees paid by the Fund for the same periods were $74,896, $90,126 and $ 147,559 respectively. Total operating expenses, including management fees, would have been $123,335, $139,365, and $166,712 for 1994, 1995, and 1996, respectively.
For the fiscal years ended December 31, 1994, 1995, and 1996 the Fund paid total operating expenses, including management fees, equal to .63%, .62%, and .70% respectively, of the Fund's average daily net assets.

The management agreement is in effect until February 29, 1997. Thereafter, it may continue in effect for successive annual periods providing such continuance is specifically approved at least annually by a vote of the Board or the vote of the holders of a majority of the outstanding voting securities, and in either event by a majority of the Trustees who are not parties to the management agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. Under an agreement with Advisers, FT Services, provides certain administrative services and facilities to the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources and is compensated on the basis of a fixed fee per account.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286 acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended December 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report for the fiscal year ended December 31, 1996.

How Does the Fund Purchase Securities For Its Portfolio?
Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchases of portfolio securities from underwriters, however, will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services rendered by such dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. Provided that the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares may also be considered as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. It is recognized that in some cases this procedure could possibly have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the past three fiscal years ended December 31, 1996, the Fund paid no brokerage commissions.

How Are Fund Shares Valued?

As noted in the Prospectus, the Fund calculates net asset value as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. As of the date of this SAI, the Fund is informed that the Exchange observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the scheduled close of the Exchange. The value of these securities used in computing the net asset value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the scheduled close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of these securities occur during such period, then the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of Board, the Fund may utilize a pricing service, bank or securities dealer to perform any of the above described functions.

Redemption of Fund Shares

Payments to the Aetna Separate Account, to which all shares of the Fund are currently sold, as explained in the Prospectus, for shares of the Fund redeemed or repurchased will be made within seven days after receipt by the Fund of a written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment for the Fund during any period when
(a) trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC") or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.

All shares will be redeemed in cash. The value of shares on redemption or repurchase may be more or less than the shareholder's cost, depending upon the market value of the Fund's securities at the time of redemption or repurchase.

General

Additional Tax Information. Distributions of investment company taxable income and the excess of net short-term capital gains over net long-term capital losses will be treated as ordinary income to Aetna. Distributions of the excess of net long-term capital gains over net short-term capital losses are considered as long-term capital gains to Aetna, regardless of the length of time the shares of the Fund have been held. Losses on redemptions of shares may be disallowed or altered in character under certain circumstances. Certain distributions of the Fund that are declared in one calendar year and paid the following January will be reportable by Aetna as if received in the year of declaration.

Distribution Plan. Because of the uncertainty concerning how various expenses may be classified under the 1940 Act, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("Plan") under the 1940 Act with respect to the distribution of the Fund's shares. However, the Plan provides that no additional payments are to be made by the Fund as a result of the Plan other than the payments it is otherwise obligated to make to Advisers and its shareholder services agent, Custodian, or others pursuant to their respective agreements in effect from time to time. To the extent, however, any payments by the Fund, to or by Advisers or its Agents, or payments made in the ordinary course of its business, are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be made pursuant to the Plan as set forth therein. The activities intended to be within the scope of the Plan include, but are not necessarily limited to, the following:

     (a) the costs of the preparation, printing, and mailing of all required reports and notices to shareholders, all prospectuses, statements of additional information, any proxy statements and proxies;

     (b) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or "Blue Sky" laws of any jurisdiction; and all fees under the Securities Act of 1933;

     (c) all costs of the preparation and mailing of confirmations of shares sold or redeemed, and reports of share balances; and

     (d) all costs of responding to telephone or mail inquiries of Contract Holders and Participants or prospective Contract Holders and Participants.

The terms and provisions of the Plan relating to required reports, term, and approval are as required by Rule 12b-1. No interested person or Trustee of the Fund has a direct or indirect financial interest in the Plan or related agreement except as indicated in connection with the discussion of the management agreement. No amounts were spent by the Fund pursuant to the Plan during the year ended December 31, 1995, and none are anticipated during the forthcoming fiscal year. The Board evaluated and considered the Plan in connection with the continuation of the current management agreement.

Miscellaneous Information. The organizational expenses of the Fund were amortized on a straight line basis over a period of five years from the commencement of the offering of the Fund's shares. Contract Holders and Participants allocating payments to shares of the Fund after the effective date of the Fund's Registration Statement under the Securities Act of 1933 bore such expenses during the amortization period only as such charges were accrued daily against the investment income of the Fund. (See "Note to Financial Statement.")

The Fund's initial capital was furnished by Franklin Resources, Inc. However, the Aetna Separate Account is the sole shareholder of the Fund as of the date of this SAI.

Contract Holders and Participants will be informed of the Fund's progress through periodic reports. The Fund has an affirmative obligation to assist Contract Holder or Participant communications. Financial statements certified by independent public accountants will be available at least annually.

The shareholders of a Massachusetts business trust, could, under certain circumstances, be held personally liable as partners for its obligations. The Trust's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund is registered with the SEC as a management investment company. Such registration does not involve supervision of the management or policies of the Fund by the SEC. The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC, copies of which may be obtained from the SEC upon payment of the prescribed fee.

Summary of Code of Ethics. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements



Franklin Government Securities Trust

Statement of Investments in Securities and Net Assets, December 31, 1996




   Face                                                                Value
  Amount                                                             (Note 1)
  -------                                                            ---------
                Long Term Investments  97.0%
             Government National Mortgage Association
              (GNMA)
$ 897,636    GNMA I, SF, 6.00%, 11/15/23                               $ 834,241
2,502,899    GNMA I, SF, 6.50%, 10/15/23 - 03/15/24                    2,391,055
2,979,823    GNMA II, SF, 6.50%, 05/20/24 - 03/20/26                   2,828,042
2,942,168    GNMA I, SF, 7.00%, 10/15/22 - 10/15/23                    2,882,410
2,362,556    GNMA II, SF, 7.00%, 09/20/25 - 02/20/26                   2,299,804
2,492,540    GNMA I, SF, 7.50%, 06/15/17 - 04/15/24                    2,497,221
1,859,633    GNMA II, SF, 7.50%, 07/20/23 - 07/20/26                   1,851,499
2,763,743    GNMA I, SF, 8.00%, 02/15/17 - 11/15/24                    2,822,481
  298,328    GNMA II, SF, 8.00%, 10/20/16 - 08/20/26                     302,431
  396,337    GNMA I, SF, 8.25%, 04/15/25                                 407,857
1,054,135    GNMA I, SF, 8.50%, 03/15/20 - 07/15/22                    1,093,008
  302,736    GNMA I, SF, 9.00%, 06/15/16 - 11/15/21                      319,387
  600,795    GNMA I, SF, 9.50%, 10/15/09 - 10/15/21                      649,803
  222,800    GNMA II, SF, 9.50%, 04/20/25                                238,744
  967,357    GNMA I, SF, 10.00%, 03/15/16 - 08/15/21                   1,061,977
   63,826    GNMA II, SF, 10.00%, 12/20/18 - 08/20/20                     69,434
  108,952    GNMA II, SF, 10.50%, 09/20/15 - 02/20/21                    119,545
                   Total Long Term Investments
              (Cost $22,901,998)                                      22,668,939
             aReceivables from Repurchase Agreements 2.3%
  513,024    Joint Repurchase Agreement, 6.59%, 01/02/97
              (Maturity Value $522,108) (Cost $521,917)
              Aubrey G. Lanston & Co., Inc.,
              (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 6.00% - 8.625%,
               08/15/97 - 09/30/98
              Bear, Stearns & Co., Inc., (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 5.125% - 8.75%,
               10/15/97 - 06/30/01
              CIBC Wood Gundy Securities Corp.,
              (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 5.75% - 6.25%,
               07/31/98 - 12/31/98
              Daiwa Securities America, Inc.,
              (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 6.00% - 9.125%,
               05/15/97 - 08/15/01
              Donaldson, Lufkin & Jenrette Securities Corp.,
              (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 6.00% - 8.875%,
               11/15/97 - 11/15/01
              SBC Warburg, Inc., (Maturity Value $64,105)
              Collateral: U.S. Treasury Notes, 6.25% - 7.875%,
               01/15/98 - 04/30/01
              The Nikko Securities Co. International, Inc.,
              (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 6.25% - 8.75%,
               08/15/00 - 04/30/01
              UBS Securities, L.L.C., (Maturity Value $65,429)
              Collateral: U.S. Treasury Notes, 6.25% - 8.50%,
               06/30/98 - 05/31/01                                       521,917
                       Total Investments
              (Cost $23,423,915)  99.3%                               23,190,856
                       Other Assets and Liabilities,
              Net  0.7%                                                  173,691
                       Net Assets  100.0%                            $23,364,547
             At December 31, 1996, the net unrealized depreciation
              based on the cost of investments for income tax
              purposes of $23,423,915 was as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there was an excess of
              value over tax cost                                      $ 192,884
              Aggregate gross unrealized depreciation for all
              investments in which there was an excess of
              tax cost over value                                      (425,943)
               Net unrealized depreciation                           $ (233,059)
PORTFOLIO ABBREVIATIONS:
L.L.C.  -         Limited Liability Corp.
SF      -         Single Family
aFace amount for repurchase agreements is for the underlying collateral. See
Note 1(e) regarding repurchase agreement.

The accompanying notes are an integral part of these financial statements.




Franklin Government Securities Trust

Statement of Assets and Liabilities

December 31, 1996
ASSETS:
 Investments in securities, at value
 (identified cost $22,901,998)                       $22,668,939
 Receivables from repurchase
 agreements, at value and cost                           521,917
 Cash                                                     63,588
 Interest Receivable                                     141,275
      Total assets                                    23,395,719
LIABILITIES:
 Payables:
  Management fees                                         14,545
  Accrued expenses and other liabilities                  16,627
      Total liabilities                                   31,172
NET ASSETS, at value                                 $23,364,547

Net assets consist of:
 Undistributed net investment income                 $ 1,578,168
 Net unrealized depreciation on investments             (233,059)
 Accumulated net realized loss                          (190,015)
 Capital shares                                       22,209,453
Net assets, at value                                 $23,364,547
Shares outstanding                                     1,775,096
NET ASSET VALUE per share ($23,364,547 / 1,775,096)       $13.16


Statement of Operations
for the year ended December 31, 1996

INVESTMENT INCOME:
 Interest                                             $1,743,912
EXPENSES:
 Management fees (Note 5)                      $148,596
 Professional fees                               15,326
 Custodian fees                                     489
 Reports to shareholders                          1,067
 Other                                            1,234
 Management fees waived by manager (Note 5).     (1,037)
      Total expenses                                     165,675
Net investment income                                  1,578,237


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss                                      (60,516)
  Net unrealized depreciation                           (555,519)
Net realized and unrealized loss on investments         (616,035)
Net increase in net assets resulting from operations   $ 962,202


Statements of Changes in Net Assets



for the years ended December 31, 1996 and 1995

                                              1996        1995
                                            ---------   ---------
INCREASE IN NET ASSETS:
Operations:
 Net investment income                   $ 1,578,237 $ 1,246,624
 Net realized loss from
 security transactions                       (60,516)      (21,303)
 Net unrealized appreciation
 (depreciation) on
 investments                                (555,519)  1,661,836
                                            ---------   ---------
 Net increase in net assets resulting from
 operations                                  962,202   2,887,157
Distributions to shareholders from
 undistributed net investment income      (1,246,655) (1,086,914)
Increase in net assets from capital share
 transactions (Note 2)                     1,157,887   5,448,492
                                            ---------   ---------
      Net increase in net assets             873,434   7,248,735
NET ASSETS:
 Beginning of year                        22,491,113  15,242,378
                                            ---------   ---------
 End of year (including undistributed net
 investment income of
 $1,578,168 - 1996 and
 $1,246,586 - 1995)                      $23,364,547 $22,491,113
                                            ---------   ---------


The accompanying notes are an integral part of these financial statements.

Franklin Government Securities Trust

Notes to Financial Statements


1. Significant Accounting Policies

Franklin Government Securities Trust (the Trust) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. Shares of the Trust are sold only to a separate account of Aetna Life Insurance and Annuity Company (Aetna) to fund the benefits of variable annuity contracts issued by Aetna. The Trust seeks to earn income in obligations of the U.S. government or its agencies or instrumentalities.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation: Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

b. Income Taxes: The Trust intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions: Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

e. Repurchase Agreements: The Trust may enter into a joint repurchase agreement whereby its uninvested cash Fbalance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Trust based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Trust to the seller, collateralized by underlying U.S. government securities, which are delivered to the Trust's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Trust, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1996, all outstanding repurchase agreements held by the Trust had been entered into on that date.

f. Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. Trust Shares

At December 31, 1996, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in the Trust's shares were as follows:

                           1996                    1995
                   --------------------    --------------------
                   Shares      Amount      Shares       Amount
                   -------    ---------    -------     ---------
Shares sold        369,844   $4,839,840    550,647   $7,098,487
Shares issued
  in reinvest-
ment of dis-
tributions         100,618    1,246,655     85,651    1,086,914
Shares
  redeemed        (380,636)  (4,928,608)  (215,498)  (2,736,909)
                   -------    ---------    -------     ---------
Net increase        89,826   $1,157,887    420,800   $5,448,492
                   =======    =========    =======     =========

3. Capital Loss Carryovers

At December 31, 1996, for tax purposes, the Trust had capital loss carryovers as follows:

Expiring in:  2001                                 $ 49,613
              2002                                   58,583
              2003                                   21,303
              2004                                   53,398
                                                    -------
                                                   $182,897
                                                    =======

In addition, from November 1, 1996 through December 31, 1996 the Fund incurred approximately $7,118 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as having arisen in the year ended December 31, 1997.

For tax purposes, the aggregate cost of securities and unrealized depreciation of the Trust are the same as for financial statement purposes at December 31, 1996.


4. Purchases and Sales of Securities

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended December 31, 1996 aggregated $4,622,639 and $2,320,021, respectively.


5. Transactions with Affiliates and Related Parties

a. Management Agreement: Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers) provides investment advice, administrative services, office space and facilities to the Trust and receives fees computed monthly on the daily average net assets of the Trust as follows:

   Annualized
    Fee Rate    Average Daily Net Assets
    ---------   ---------------------------------------
    0.625%      First $100 million
    0.50%       Over $100 million, up to and including $250 million
    0.45%       Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion. Advisers agreed in advance to waive a portion of its management fees, as noted in the Statement of Operations.

Under an agreement with Advisers, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Fund. The fee is paid by Advisers and computed monthly based on the average daily net assets. It is not a separate expense of the Fund.

b. Distribution Plans: The management agreement between the Trust and Advisers includes a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. However, no payments were made by the Trust as a result of the plan for the year ended December 31, 1996.


6. Financial Highlights

Selected data for each share of beneficial interest outstanding throughout the period are as follows:


                                                                                       Year Ended December 31,
                                                                     1996         1995         1994         1993          1992
                                                                  -----------   --------     --------     --------      --------

Per Share Operating Performance
 Net asset value at beginning of period                            $13.35       $12.05       $13.30       $13.26        $13.01
                                                                  -----------   --------     --------     --------      --------
 Net investment income                                               0.84         0.67         0.85         0.65          0.80
 Net realized & unrealized gain (loss) on securities                (0.3396)      1.4216      (1.3463)      0.3385        0.1602
                                                                  -----------   --------     --------     --------      --------
      Total from investment operations                               0.5004       2.0916      (0.4963)      0.9885        0.9602
                                                                  -----------   --------     --------     --------      --------
Less distributions from:
 Net investment income                                              (0.6904)     (0.7916)     (0.7537)     (0.7459)      (0.7102)
 Capital gains                                                        --           --         --           (0.2026)        --
                                                                  -----------   --------     --------     --------      --------
 Total distributions                                                (0.6904)     (0.7916)     (0.7537)     (0.9485)      (0.7102)
                                                                  -----------   --------     --------     --------      --------
 Net asset value at end of period                                  $13.16       $13.35       $12.05       $13.30        $13.26
                                                                  ===========   ========     ========     ========      ========

Total Return+                                                        4.07%       17.70%       (3.75)%       7.59%         7.66%

Ratios/Supplemental Data
 Net assets at end of period (in 000's)                             $23,365      $22,491      $15,242      $16,568       $11,815
 Ratio of expenses to average net assets                             0.70%        0.62%        0.63%        0.62%         0.29%
 Ratio of expenses to average net assets (excluding waiver by
 Manager) - Note 5                                                   0.70%        0.76%        0.78%        0.83%         0.92%
 Ratio of net investment income to average net assets                6.66%        6.78%        6.85%        6.68%         7.75%
 Portfolio turnover rate                                            10.25%        7.50%       13.97%       39.02%        49.71%


+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at net asset value.

Franklin Government Securities Trust



Report of Independent Auditors

To the Shareholders and Board of Trustees

of Franklin Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Franklin Government Securities Trust including the statement of investments in securities and net assets, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of

December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Government Securities Trust as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
San Francisco, California
February 4, 1997


                     FRANKLIN GOVERNMENT SECURITIES TRUST
                              File Nos. 33-26051
                                   811-5709

                                  FORM N-1A
                                    PART C
                              Other Information

Item 24 Financial Statements and Exhibits

      a) Financial Statements filed in Part B.

          (i)   Report of Independent Auditors - February 4, 1997

          (ii) Statement of Investment in Securities and Net Assets, December 31, 1996

          (iii) Statement of Assets and Liabilities, December 31, 1996

          (iv)  Statement of Operations for the year ended December 31, 1996

          (v) Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995

          (vi)  Notes to Financial Statements

      (b) Exhibits:

      The following exhibits were applicable, are herewith incorporated by reference to the filings as noted with the exception of Exhibit 11(i), which is attached.

            (1)  copies of the charter as now in effect;

                  (i)  Agreement and Declaration of Trust
                       dated October 21, 1988
                       Filing: Registration Statement of Registrant    on
                       Form N-1A
                       File no. 33-26051
                       Filing Date:      December 13, 1988

            (2) copies of the existing By-Laws or instruments corresponding thereto;

                  (i)  By-Laws dated October 21, 1988
                       Filing: Registration Statement of Registrant    on
                       Form N-1A
                       File no. 33-26051
                       Filing Date:      December 13, 1988

            (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

                 Not Applicable

            (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

                 Not Applicable

            (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                 (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated February 15, 1989
                      Filing: Registration Statement of Registrant on
                      Form N-1A
                      File no. 33-26051
                      Filing Date: December 13, 1988

            (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                 Not Applicable

            (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

                 Not Applicable

            (8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of renumeration;


                 (i) Copy of Custodian Agreements between Registrant and
                     Citibank Delaware:
                     1. Citicash Management ACH Customer Agreement
                     2. Citibank Cash Management Services Master Agreement
                     3. Short Form Bank Agreement - Deposits and
                        Disbursements of Funds
                        Incorporated herein by reference to:
                        Registrant: Franklin Premier Return Fund
                        Filing:  Post Effective Amendment No. 54 to
                        Registration on Form N-1A
                        File No. 2-12647
                        Filing Date:  February 27, 1995


                  (ii) Master Custodian Agreement between Registrant and
                       Bank of New York dated February 16, 1996
                       Filing: Post Effective Amendment No. 8 on Form N-1A File no. 33-26051
                       Filing Date:      February 29, 1996

                  (iii)Terminal Link Agreement between Registrant and Bank
                       of New York dated February 16, 1996
                       Filing: Post Effective Amendment No. 8 on Form N-1A File no. 33-26051
                       Filing Date:      February 29, 1996

            (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

                 Not Applicable

            (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

                 (i)  Opinion and Consent of Counsel dated January 31, 1989
                      Filing: Post Effective Amendment No. 1 on Form N-1A File no. 33-26051
                      Filing Date: February 2, 1989

            (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

                 (i)  Consent of Independent Auditors

            (12) all financial statements omitted from Item 23;

                 Not Applicable

            (13) copies of any agreements or understandings made in
                 consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

                 N/A

            (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

                 Not Applicable

            (15) copies of any plan entered into by Registrant pursuant to
                 Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

                 (i)  Rule 12b-1 Plan (included in Management Agreement -
                      Exhibit 5(i))

            (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

                 Not Applicable

            (17) Power of Attorney

                 (i) Power of Attorney dated February 16, 1995

                 (ii) Certificate of Secretary dated February 16, 1995

            (27) Financial Data Schedule

                 (i) Financial Data Schedule


Item 25 Persons Controlled by or under Common Control with Registrant

As of the date of this Post-Effective Amendment, the Separate Account of Aetna Life Insurance and Annuity Company owned 100% of the issued and outstanding shares of the Registrant.

Item 26 Number of Holders of Securities

As of the date of this Post-Effective Amendment, there is one shareholder of record of Registrant's shares.

Item 27 Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Not withstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) or Section 6 of Article VI.

Item 28 Business and Other Connections of Investment Adviser

The officers and directors of the Registrant's investment adviser, Franklin Advisers, Inc., also serve as officers and/or directors or trustees for (1) the adviser's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds.. For additional information, please see Part B and Schedule A and D of Form ADV of Franklin Advisers, Inc. (The SEC File No. 801-26292) incorporated herein by reference.

Item 29 Principal Underwriters

Not applicable. Registrant does not have a principal underwriter.

Item 30 Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., at their respective principal business offices, both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.


Item 31 Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32 Undertakings

The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23th day of April 1997.

                     FRANKLIN GOVERNMENT SECURITIES TRUST
                                 (Registrant)

                  By:  Rupert H. Johnson, Jr.*
                       Rupert H. Johnson, Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*            Chief Executive Officers and Trustee
Rupert H. Johnson, Jr.             Dated: April 23, 1997

Martin L. Flanagan*                Principal Financial Officer
(Martin L. Flanagan)               Dated: April 23, 1997

Diomedes Loo-Tam*                  Principal Accounting Officer
(Diomedes Loo-Tam)                 Dated: April 23, 1997

Frank H. Abbott III*               Trustee
Frank H. Abbott III                Dated: April 23, 1997

Harris J. Ashton*                  Trustee
Harris J. Ashton                   Dated: April 23, 1997

Harmon E. Burns*                   Trustee
Harmon E. Burns                    Dated: April 23, 1997

S. Joseph Fortunato*               Dated: April 23, 1997
S. Joseph Fortunato

David W. Garbellano*               Trustee
David W. Garbellano                Dated: April 23, 1997

Charles B. Johnson*                Trustee
Charles B. Johnson                 Dated: April 23, 1997

Frank W.T. LaHaye*                 Trustee
Frank W.T. LaHaye                  Dated: April 23, 1997

Gordon S. Macklin*                 Trustee
Gordon S. Macklin                  Dated: April 23, 1997


*By /s/ Karen L. Skidmore
(Pursuant to Powers of Attorney filed herewith)




                     FRANKLIN GOVERNMENT SECURITIES TRUST
                            REGISTRATION STATEMENT

                                EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION                                  LOCATION

EX-99.A (i)           Financial Statements                         Attached

EX-99.B1(i)           Agreement and Declaration of Trust              *
                      dated October 21, 1988

EX-99.B2(i)           By-Laws                                         *

EX-99.B5(i)           Management Agreement between                    *
                      Registrant and Franklin Advisers,
                      Inc. dated February 15, 1989

EX-99.B8(i)           Custodian Agreements between                    *
                      Registrant and Citibank Delaware

EX-99.B8(ii)          Master Custodian Agreement between              *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(iii)         Terminal Link Agreement between                 *
                      Registrant and Bank of New York,
                      dated February 16, 1996

EX-99.B10(i)          Opinion and consent of counsel                  *
                      dated January 31, 1989

EX-99.B11(i)          Consent of Independent Accountants           Attached

EX-99.B15(i)          Rule 12b-1 Plan included in                     *
                      Management Agreement Ex-99.5(i)

EX-99.B17(i)          Power of Attorney dated February                *
                      16, 1996

EX-99.B17(ii)         Certificate of Secretary dated                  *
                      February 16, 1996

EX-99.B27(i)          Financial data Schedule                         *


* Incorporated by Reference